Consolidated Balance Sheets (Parentheticals) (ILS)	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheets [Abstract]
Common Stock, par value per share	0.01	0.01
Common Stock, shares authorized	100,000,000	100,000,000
Common Stock, shares issued	32,497,902	31,989,309
Common Stock, shares outstanding	30,405,526	29,896,933
Treasury Stock, shares	2,092,376	2,092,376